SEGMENT REPORTING (Narrative) (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2013
United States [Member] | Land And Building [Member]
Segment Reporting Information [Line Items]
Long Lived Tangible Assets Located Outside Country	$ 52,974	$ 54,432